Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2022
Cost Balance at beginning of year	$ 21,055	$ 11,220	$ 12,095
Cost Additions during the year		10,535	1,884
Cost Impairment during the year	(569)	(700)	(2,759)
Cost Balance at end of year	20,486	21,055	11,220
Accumulated amortization Balance at beginning of year	3,044	1,632	611
Accumulated amortization Additions during the year	1,676	1,412	1,021
Accumulated amortization Retirements during the year	453
Accumulated amortization Balance at end of year	5,173	3,044	1,632
Accumulated amortization Amortized balance	15,313	18,011	9,588
Technology [Member]
2022
Cost Balance at beginning of year	6,055	5,059	4,959
Cost Additions during the year		996	100
Cost Impairment during the year
Cost Balance at end of year	6,055	6,055	5,059
Accumulated amortization Balance at beginning of year	2,665	1,575	592
Accumulated amortization Additions during the year	1,145	1,090	983
Accumulated amortization Retirements during the year	90
Accumulated amortization Balance at end of year	3,900	2,665	1,575
Accumulated amortization Amortized balance	2,155	3,390	3,484
Customer relations [Member]
2022
Cost Balance at beginning of year	4,002	774	259
Cost Additions during the year		3,228	515
Cost Impairment during the year
Cost Balance at end of year	4,002	4,002	774
Accumulated amortization Balance at beginning of year	379	57	19
Accumulated amortization Additions during the year	531	322	38
Accumulated amortization Retirements during the year	363
Accumulated amortization Balance at end of year	1,273	379	57
Accumulated amortization Amortized balance	2,729	3,623	717
Goodwill [member]
2022
Cost Balance at beginning of year	10,998	5,387	6,877
Cost Additions during the year		6,311	1,269
Cost Impairment during the year	(569)	(700)	(2,759)
Cost Balance at end of year	10,429	10,998	5,387
Accumulated amortization Balance at beginning of year
Accumulated amortization Additions during the year
Accumulated amortization Retirements during the year
Accumulated amortization Balance at end of year
Accumulated amortization Amortized balance	$ 10,429	$ 10,998	$ 5,387